Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2014
Discontinued Operations [Abstract]
Schedule of carrying amounts of assets and liabilities of discontinued operations
	June 30,	June 30,
	2014	2013
Current assets
Cash and cash equivalents	$-	$65,288
Other current assets	-	3,678
Total current assets	-	68,966
Non Current Assets
Fixed Assets	-	9,105
Intellectual property	-	198,354
Other assets	-	50,000
Total Non Current assets	-	257,459
Total Assets	$-	$326,425

Current Liabilities
Trade Creditors	$-	$3,000
Provisions and accruals	-	-
Intercompany liabilities	-	-
Total Current Liabilities	-	3,000
Non Current Liabilities
Shareholder's loan	-	-
Total Non Current liabilities	-	-
Total Liabilities	$-	$3,000

Net Assets	$-	$323,425

Schedule of net results of discontinued operations
	For the years ended
	June 30,
	2014	2013
Revenue	$2,647	$-
Cost of Revenue	70,460	-
Gross (Loss)	(67,813)	-
Operating Expenses	234,027	-
(Loss) from operations	(301,840)	-
Other income	560	-
(Loss) before tax	(301,280)	-
Tax	-	-
(Loss) after tax	$(301,280)	$-